Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-37384
Entity Registrant Name	GALAPAGOS NV
Entity Incorporation, State or Country Code	C9
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Generaal De Wittelaan L11 A3
Entity Address, City or Town	Mechelen
Entity Address, Country	BE
Entity Address, Postal Zip Code	2800
Title of 12(b) Security	American Depositary Shares, each representing one
Security Exchange Name	NASDAQ
Trading Symbol	GLPG
Entity Common Stock, Shares Outstanding	65,835,511
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Central Index Key	0001421876
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	Deloitte Bedrijfsrevisoren / Réviseurs d’Entreprises BV/SRL
Auditor Firm ID	1133
Auditor Location	Zaventem, Belgium
Amendment Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Generaal De Wittelaan L11 A3
Entity Address, City or Town	Mechelen
Entity Address, Country	BE
Entity Address, Postal Zip Code	2800
Contact Personnel Fax Number	32 15 342 901
Contact Personnel Name	Stoffels IMC BV (permanently represented by Dr. Paul Stoffels)